Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000001378 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000001378 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000001378 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000001378 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000001378 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000001378 [Member] | Multifamily Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000001378 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000001378 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000001378 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000001378 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000001378 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000001378 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000001378 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000001376 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000001376 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000001376 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000001376 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000001376 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000001376 [Member] | Multifamily Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000001376 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000001376 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000001376 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000001376 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000001376 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000001376 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000001376 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000073387 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000073387 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000073387 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000073387 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000073387 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000073387 [Member] | Multifamily Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000073387 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000073387 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000073387 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000073387 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000073387 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000073387 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000073387 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000130450 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000130450 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000130450 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000130450 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000130450 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000130450 [Member] | Multifamily Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000130450 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000130450 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000130450 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000130450 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130450 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000130450 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000130450 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000000023 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000000023 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000000023 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000000023 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000000023 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000000023 [Member] | Multifamily Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000000023 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000000023 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000000023 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000023 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000023 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000023 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000000023 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%